OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	2017	2018
Prepaid other taxes - net of current portion (Note 30)	3,075	2,698
Prepaid rental - net of current portion (Note 9)	2,688	2,662
Frequency license - net of current portion (Note 9)	2,019	1,743
Prepaid income taxes - net of current portion (Note 30)	763	894
Deferred charges	413	474
Advances for purchases of property and equipment	2,805	387
Convertible bonds	64	213
Restricted cash	31	183
Security deposit	116	173
Others	296	227
Total	12,270	9,654